BORROWED FUNDS, LINES OF CREDIT (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount	$ 5,000,000
Variable rate basis	3-month LIBOR
Federal Home Loan Bank advances interest rate [Abstract]
Federal Home Loan Bank Advances Maturities Summary By Interest Rate Type Under two Year Interest Rate		2.79%
Federal Home Loan Bank Advances Maturities Summary By Interest Rate within three years Interest Rate		2.12%
Federal Home Loan Bank Advances Maturities Summary By Interest Rate Within Ten Years Interest Rate		2.55%
Minimum
Federal Home Loan Bank advances interest rate [Abstract]
Federal Home Loan Bank Advances Maturities Summary By Interest Rate Type Under One Year Interest Rate		2.85%
Federal Home Loan Bank Advances Maturities Summary By Interest Rate Within fours Years Interest Rate		1.36%
Maximum
Federal Home Loan Bank advances interest rate [Abstract]
Federal Home Loan Bank Advances Maturities Summary By Interest Rate Type Under One Year Interest Rate		3.07%
Federal Home Loan Bank Advances Maturities Summary By Interest Rate Within fours Years Interest Rate		2.56%
Pathfinder Statutory Trust II
Line of Credit Facility [Line Items]
Other assets		155,000
FHLB Advances
Line of Credit Facility [Line Items]
Carrying value of residential mortgage loans pledged under a blanket collateral agreement		114,800,000
Carrying value of FHLB stock pledged under a blanket collateral agreement		2,400,000
Floating Rate Junior Subordinated Deferrable Debentures [Member] | Pathfinder Statutory Trust II
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount		5,000,000
Term of debt		30 years
Ownership interest in Pathfinder Statutory Trust II (in hundredths)		100.00%
Maturity date		Dec. 31, 2037
Variable rate basis		3-month LIBOR
Basis spread on variable rate (in hundredths)		1.65%
Interest rate at period end (in hundredths)		1.90%
Call provision on trust securities		5 years
Federal Reserve Bank of New York | Domestic Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity		21,600,000
Other Corresponding Banks | Domestic Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity		13,400,000
Number of corresponding banks with a line of credit available		3
Maximum borrowing capacity, unsecured basis		6,400,000
Maximum borrowing capacity, requiring collateral		$ 7,000,000